Report of Independent Accountants on Applying
Agreed-Upon Procedures

January 6, 2015

NorthStar Real Estate Income Operating Partnership II, LP (the “Company”)

399 Park Avenue – 18th Floor

New York, New York 10022

and

Deutsche Bank Securities Inc.

60 Wall Street

New York, New York 10005

We (“us” or “PwC”) have performed the procedures enumerated below with respect to the data file provided to us (the “Final Data File”) on December 29, 2015; such procedures were agreed to by the addressees of this report, who are collectively referred to herein as the “Specified Parties”, solely to assist you in the performance of certain Agreed-Upon Procedures with respect to the issuance of NorthStar 2015-1 Commercial Real Estate Securities (the “Transaction”). NorthStar Real Estate Income Operating Partnership II, LP (the “Responsible Party”) is responsible for the accuracy of the information relative to 20 loans and 80 properties contained in the Final Data File.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchanges Act of 1934).

Procedures and Findings

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

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New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the NorthStar 2015-1 Preliminary Offering Memorandum, NorthStar 2015-1 Preliminary Term Sheet and NorthStar 2015-1 Preliminary Marketing Book that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Offering Memorandum, Teaser and Marketing Book.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Specified Parties;
(iv)	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
(v)	The value of collateral securing such assets; and
(vi)	The compliance of the originator of the assets with federal, state, and local laws and regulations.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

Our procedures and findings are as follow:

•	The electronic file provided by the Company in a standard Microsoft Excel format containing information relating to the Proposed Transaction shall be herein referred to as the “Final Data File”.

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•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase "Loan File" refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Schedule” refers to a schedule or listing provided to us by the Client or to a computation from a supplied schedule or listing.
•	The company provided the assumptions detailed in Exhibit C in a standard Microsoft Excel format herein referred to as the “Company Assumptions”.

We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the transaction.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

NorthStar 2015-1 Commercial Real Estate Securities

Exhibits
A)	Loan File Review Procedures
B)	Specified Attributes Provided by the Company
C)	Inputs, Assumptions and Methodologies Provided by the Company

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NorthStar 2015-1 Commercial Real Estate Securities Loan File Review Procedures	EXHIBIT A

Loan File Review Procedures

For each of the Underlying Assets, we compared and agreed the following Specified Attributes on the Final Data File to the corresponding Source Document posted in the Loan File:

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
1	% of Initial Pool Balance	Calculation	Calculation in which the respective Loan’s Trust Asset Cut-off Balance was divided by the aggregate Cut-off Balance of the Underlying Assets.
2	Hotel Franchise Flag	Franchise Agreement	Franchise flag as found in the Franchise Agreement.
3	Number of Properties	Appraisal Report	Numbers of properties stated in the Appraisal Report.
4	Address	Appraisal Report	The address as stated in the Appraisal Report. If multiple addresses were listed, the term “various” was used.
5	City	Appraisal Report	The city as stated in the Appraisal Report. If multiple cities were listed, the term “various” was used.
6	State	Appraisal Report	The state as stated in the Appraisal Report. If multiple States were listed, the term “various” was used.
7	Zip Code	Appraisal Report	The zip code as stated in the Appraisal Report. If multiple zip codes were listed, the term “various” was used.
8	Market Type (CBD / Urban)	Appraisal Report	The property market (CBD or Suburban) as stated in the Appraisal Report.
9	General Property Type	Appraisal Report	The property type as stated in the Appraisal Report.
10	Detailed Property Type	Appraisal Report	The property sub-type as stated in the Appraisal Report.
11	Year Built	Appraisal Report	The year built as stated in the Appraisal Report
12	Year Renovated	Appraisal Report	The year renovated as stated in the Appraisal Report. NAP if the property was not renovated.
13	Units, Pads, Rooms, Sq. Ft.	Rent Roll	The total number of residential units, hotel rooms or square feet as stated in the Rent Roll.
14	Unit Description	Rent Roll	Units: when the General Property Type is Multi-family or Mixed Use. Rooms: when the General Property Type is Hotel. SF: for all remaining General Property Types.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
15	Occupancy (%)	Rent Roll	The total number of occupied units, rooms or square feet divided by the property’s Units, Pads, Rooms, Sq. Ft value.
16	Occupancy Date	Rent Roll	The date listed on the Rent Roll of when the Occupancy (%) was calculated.
17	Total Debt Original Balance	Calculation	Calculation in which the Total Debt Original Balance is equal to the Whole Loan Original Balance plus the Mezzanine Debt Original Balance.
18	Whole Loan Original Balance	Calculation	Calculation in which the Whole Loan Original Balance is equal to the sum of the Trust Asset Original Balance, Pari Passu Original Balance and B-Note Original Balance.
19	Trust Asset Original Balance	Schedule	Trust Asset Original Balance as stated in the Schedule.
20	Pari Passu Original Balance	Schedule	Pari Passu Original Balance as stated in the Schedule.
21	B-Note Original Balance	Schedule	B-Note Original Balance as stated in the Schedule.
22	Mezzanine Debt Original Balance	Schedule	Mezzanine Debt Original Balance as stated in the Schedule.
23	Total Debt Cut-off Balance	Calculation	Calculation in which the Total Debt Cut-off Balance is equal to the Whole Loan Cut-off Balance plus the Mezzanine Debt Cut-off Balance.
24	Whole Loan Cut-off Balance	Calculation	Calculation in which the Whole Loan Cut-off Balance is equal to the sum of the Trust Asset Cut-off Balance, Pari Passu Cut-off Balance and B-Note Cut-off Balance.
25	Trust Asset Cut-off Balance	Schedule	Trust Asset Cut-off Balance as stated in the Schedule.
26	Pari Passu Cut-off Balance	Schedule	Pari Passu Cut-off Balance as stated in the Schedule.
27	Future Funding Cut-off Balance	Schedule	Future Funding Cut-off Balance as stated in the Schedule.
28	B-Note Cut-off Balance	Schedule	B-Note Cut-off Balance as stated in the Schedule.
29	Mezzanine Debt Cut-off Balance	Schedule	Mezzanine Debt Cut-off Balance as stated in the Schedule.
30	Mezzanine Debt Future Funding	Schedule	Mezzanine Debt Future Funding as stated in the Schedule.
31	Total Debt Initial Maturity Balance	Calculation	Calculation in which the Total Debt Initial Maturity Balance is equal to the Whole Loan Initial Maturity Balance plus the Mezzanine Debt Initial Maturity Balance.
32	Whole Loan Initial Maturity Balance	Calculation	Calculation in which the Whole Loan Initial Maturity Balance is equal to the sum of the Trust Asset Initial Maturity Balance, Pari Passu Initial Maturity Balance and B-Note Initial Maturity Balance.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
33	Trust Asset Initial Maturity Balance	Schedule	Trust Asset Initial Maturity Balance as stated in the Schedule.
34	Pari Passu Initial Maturity Balance	Schedule	Pari Passu Initial Maturity Balance as stated in the Schedule.
35	B-Note Initial Maturity Balance	Schedule	B-Note Initial Maturity Balance as stated in the Schedule.
36	Mezzanine Debt Initial Maturity Balance	Schedule	Mezzanine Debt Initial Maturity Balance as stated in the Schedule.
37	Total Debt Final Maturity Balance	Calculation	Calculation in which the Total Debt Final Maturity Balance is equal to the Whole Loan Final Maturity Balance plus the Mezzanine Debt Final Maturity Balance.
38	Whole Loan Final Maturity Balance	Calculation	Calculation in which the Whole Loan Final Maturity Balance is equal to the sum of the Trust Asset Final Maturity Balance, Pari Passu Final Maturity Balance and B-Note Final Maturity Balance.
39	Trust Asset Final Maturity Balance	Schedule	Trust Asset Final Maturity Balance as stated in the Schedule.
40	Pari Passu Final Maturity Balance	Schedule	Pari Passu Final Maturity Balance as stated in the Schedule.
41	B-Note Final Maturity Balance	Schedule	B-Note Final Maturity Balance as stated in the Schedule.
42	Mezzanine Debt Final Maturity Balance	Schedule	Mezzanine Debt Final Maturity Balance as stated in the Schedule.
43	Trust Asset Loan Per Unit	Calculation	Calculation in which the sum of the Trust Asset Cut-off Balance and the Pari Passu Cut-off Balance is divided by the Units, Pads, Rooms, Sq. Ft value.
44	Whole Loan Loan Per Unit	Calculation	Calculation in which the Whole Loan Cut-off Balance is divided by the Units, Pads, Rooms, Sq. Ft value.
45	Total Debt Loan Per Unit	Calculation	Calculation in which the Total Debt Cut-off Balance is divided by the Units, Pads, Rooms, Sq. Ft value.
46	Amortization Type (During Initial Term and Extended Term)	Loan Agreement

Interest Only: when the Interest Only term is equal to the Original Loan Term (months); or

Interest Only, Amortizing: when the loan starts making principal payments after a set period of Interest Only payments.

47	Interest Accrual Method	Loan Agreement	The interest calculation method as stated in the Loan Agreement.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
48	Original Term (Excluding Extensions)	Calculation	Calculation in which the number of months between the First Payment Date and the Initial Maturity Date is computed.
49	Original Amortization Term (Excluding Extensions)	Loan Agreement	The amortization period as defined in the Loan Agreement. NAP for Interest Only loans.
50	Original Term (Including Extension Options)	Calculation	Calculation in which the number of months between the First Payment Date and the Fully Extended Maturity Date is computed.
51	IO Period	Calculation	Calculation in which the number of Interest Only periods is computed. Equal to the Original Term (Excluding Extensions) for Interest Only loans.
52	Seasoning	Calculation	Calculation in which the number of payments occurring between the respective Loan’s First Payment Date through and including the Cut-off Date is computed.
53	Remaining Term to Maturity	Calculation	Calculation in which the difference between the Original Term (Excluding Extensions) and the Seasoning is computed.
54	Remaining Amortization Term	Loan Agreement	The number of months of Seasoning as of the Cut-off Date that exceeded the Interest Only Term was deducted from the Original Amortization Term (Excluding Extensions). NAP for Interest Only loans.
55	Remaining Term (Including Extensions)	Calculation	Calculation in which the difference between the Original Term (Including Extensions) and the Seasoning is computed.
56	Remaining Amortization Term (Including Extensions)	Loan Agreement	The number of months of Seasoning as of the Cut-off Date that exceeded the Interest Only Term was deducted from the Original Amortization Term (Including Extensions). NAP for Interest Only loans.
57	Origination Date	Loan Agreement	The date stated in the Loan Agreement.
58	First Payment Date	Loan Agreement	The first installment due date as stated in the Loan Agreement.
59	Initial Maturity Date	Loan Agreement	The Initial Maturity Date as stated in the Loan Agreement.
60	Extension Options (Yes/No)	Loan Agreement	Yes or No as defined in the Loan Agreement.
61	Extension Options Description	Loan Agreement	Extension Option Description as stated in the Loan Agreement. NAP if Extension Options (Yes/No) is No.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
62	Fully Extended Maturity Date	Calculation	The Fully Extended Maturity Date as stated in the Loan Agreement.
63	First Extension Fee	Loan Agreement	First Extension Fee as stated in the Loan Agreement. NAP if Extension Options (Yes/No) is No or if there is no First Extension Fee.
64	Second Extension Fee	Loan Agreement	Second Extension Fee as stated in the Loan Agreement. NAP if Extension Options (Yes/No) is No or if there is no Second Extension Fee.
65	Third Extension Fee	Loan Agreement	Third Extension Fee as stated in the Loan Agreement. NAP if Extension Options (Yes/No) is No or if there is no Third Extension Fee.
66	Extension Test Description	Loan Agreement	Extension Test Description as stated in the Loan Agreement. NAP if Extension Options (Yes/No) is No.
67	Extension Spread Increase (Yes/No)	Loan Agreement	Yes or No as defined in the Loan Agreement.
68	Extension Spread Increase Description	Loan Agreement	Extension Spread Increase Description as stated in the Loan Agreement. NAP if no spread increase exists.
69	Exit Fees	Loan Agreement	Exit Fee as defined in the Loan Agreement.
70	Payment Day of Month	Loan Agreement	Day of the month the payment is made as stated in the Loan Agreement.
71	Payment Date (Business Day Convention)	Loan Agreement	Day of the month (expressed in the business day convention) the payment is made as stated in the Loan Agreement.
72	Payment Grace Period Event of Default	Loan Agreement	The number of grace period days in the Event of Default as stated in the Loan Agreement.
73	Payment Grace Period Event of Late Fee	Loan Agreement	The number of grace period days in the Event of a late payment as stated in the Loan Agreement.
74	Balloon Grace Period Event of Default	Loan Agreement	The number of grace period days for the balloon payment in the Event of Default as stated in the Loan Agreement.
75	Balloon Grace Period Event of Late Fee	Loan Agreement	The number of grace period days for the balloon payment in the Event of a late payment as stated in the Loan Agreement.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
76	Interest accrual period start	Loan Agreement	Day of the month the interest calculation starts.
77	Interest accrual period end	Loan Agreement	Day of the month the interest calculation ends.
78	Interest rate adjustment frequency	Loan Agreement	Interest rate adjustment frequency as defined in the Loan Agreement.
79	LIBOR rounding methodology	Loan Agreement	LIBOR rounding methodology as defined in the Loan Agreement.
80	LIBOR Lookback Days	Loan Agreement	LIBOR Lookback Days as defined in the Loan Agreement.
81	LIBOR Floor	Loan Agreement	LIBOR Floor as defined in the Loan Agreement.
82	LIBOR Cap	Assignment of Rate Cap Agreement, Loan Agreement	LIBOR Cap as defined in the Assignment of Rate Cap Agreement or Loan Agreement. NAP if there was no Assignment of Rate Cap Agreement or if it is not defined in the Loan Agreement.
83	LIBOR Cap after Extension	Assignment of Rate Cap Agreement, Loan Agreement

Description of the LIBOR Cap after the extension terms as defined in the Assignment of Rate Cap Agreement or Loan Agreement.

NAP if there was no Assignment of Rate Cap Agreement or if it is not defined in the Loan Agreement.

84	LIBOR Cap expiration date	Assignment of Rate Cap Agreement	LIBOR Cap expiration date as defined in the Assignment of Rate Cap Agreement. NAP if there was no Assignment of Rate Cap Agreement.
85	LIBOR Cap provider	Assignment of Rate Cap Agreement	LIBOR Cap provider as defined in the Assignment of Rate Cap Agreement. NAP if there was no Assignment of Rate Cap Agreement.
86	LIBOR Cap provider rating	Bloomberg Screenshots	Provider ratings as presented in Bloomberg. NAP if no ratings were available in Bloomberg or if no LIBOR Cap exists.
87	Total Debt Margin	Calculation

For loans that include a Mezzanine tranche, calculation in which the total spread is computed by weighting, based on the Cut-off Balance, the respective spread of the Whole Loan and the Mezzanine tranche.

Equal to the Whole Loan Margin for loans that do not include a Mezzanine tranche.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
88	Whole Loan Margin	Loan Agreement	The spread for the Whole Loan as defined in the Loan Agreement.
89	Trust Asset Margin	Schedule	Trust Loan Spread as stated in the Schedule.
90	Drawn Capital Margin (for future funding assets only)	Loan Agreement	Equal to the Whole Loan Margin if the loan has Future Funding. NAP if the loan does not include Future Funding.
91	Undrawn Capital Margin (for future funding assets only)	Schedule	Future Funding Spread as stated in the Schedule. NAP if the loan does not include Future Funding.
92	B-Note Margin	Schedule	B-Note Spread as stated in the Schedule. NAP if the loan does not include a B-Note tranche.
93	Mezzanine Margin	Schedule	Mezzanine Interest Rate as defined in the Schedule. NAP if the loan does not include a Mezzanine tranche.
94	Total Debt Interest Rate	Calculation	Calculation in which, if the assumed LIBOR rate as of the Cut-off Date is less than the LIBOR Floor, the Total Debt Margin is added to the LIBOR Floor; otherwise the Total Debt Margin is added to the assumed LIBOR as of the Cut-off Date.
95	Whole Loan Interest Rate	Calculation	Calculation in which, if the assumed LIBOR rate as of the Cut-off Date is less than the LIBOR Floor, the Whole Loan Margin is added to the LIBOR Floor; otherwise the Whole Loan Margin is added to the assumed LIBOR as of the Cut-off Date.
96	Trust Asset Interest Rate	Calculation	Calculation in which, if the assumed LIBOR rate as of the Cut-off Date is less than the LIBOR Floor, the Trust Asset Margin is added to the LIBOR Floor; otherwise the Trust Asset Margin is added to the assumed LIBOR as of the Cut-off Date.
97	Total Debt Interest Rate (At LIBOR Cap)	Calculation	Calculation in which the LIBOR Cap is added to the Total Debt Margin. NAP if there was no Assignment of Rate Cap Agreement.
98	Whole Loan Interest Rate (At LIBOR Cap)	Calculation	Calculation in which the LIBOR Cap is added to the Whole Loan Margin. NAP if there was no Assignment of Rate Cap Agreement.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
99	Trust Asset Interest Rate (At LIBOR Cap)	Calculation	Calculation in which the LIBOR Cap is added to the Trust Asset Margin. NAP if there was no Assignment of Rate Cap Agreement.
100	Original Lockout Payments	Calculation	Calculation in which the number of payments between the Origination Date and the Spread Maintenance Beginning Date is computed. NAP if no lockout exists.
101	Remaining Lockout Payments	Calculation	Calculation in which the number of payments between the Cut-off Date and the Spread Maintenance Beginning Date is computed. NAP if no lockout exists.
102	Lockout End Date	Calculation	The month preceding the Spread Maintenance Beginning Date. NAP if no lockout exists.
103	Spread Maintenance	Loan Agreement	Definition of the prepayment premiums as stated in the Loan Agreement.
104	Spread Maintenance End Date	Loan Agreement	Spread Maintenance End Date as stated in the Loan Agreement. NAP for loans that do not include spread maintenance.
105	Remaining Spread Maintenance Months	Calculation	Calculation in which the number of months between the Cut-off Date and the Spread Maintenance End Date is computed. NAP for loans that do not include spread maintenance.
106	Open Payments	Calculation

Calculation in which the number of payments between the respective Loan’s Spread Maintenance End Date through and including the Initial Maturity Date is computed.

NAP for loans that do not allow open payments.

107	Prepayment String	Calculation	Written convention that outlines the number of spread maintenance periods and open periods.
108	Partially Prepayable without Penalty	Loan Agreement	If the Loan permits to be partially payable without penalty, Yes; otherwise No.
109	Partially Prepayable without Penalty Description	Loan Agreement	Description as stated in the Loan Agreement if the Loan permits to be partially payable without penalty. NAP if Partially Prepayable without Penalty is No.
110	Partial Collateral Release (Yes/No)	Loan Agreement	If the Loan allows some of the pledged collateral to be released from the mortgage contract, Yes; otherwise No.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
111	Partial Collateral Release Description	Loan Agreement	Description as stated in the Loan Agreement if the Loan allows some of the pledged collateral to be released from the mortgage contract. NAP if Partial Collateral Release is No.
112	Substitution Allowed (Yes/No)	Loan Agreement	If the Loan permits substitution, Yes; otherwise No.
113	Substitution Provision Description	Loan Agreement	Description as stated in the Loan Agreement if the Loan allows the collateral to be substituted. NAP if Substitution Allowed is No.
114	Lockbox (Yes/No)	Cash Management Agreement	If the Cash Management Agreement puts a Lockbox in place, Yes; otherwise No.
115	Lockbox Type	Cash Management Agreement

Hard: payments made by the tenants are directly deposited into the Lockbox account.

Soft: the property manager will collect the payments from the tenants and then deposit them into the Lockbox account.

Springing: a Lockbox established if certain events occur.

116	Terms/Description of Springing Lockbox (If applicable)	Cash Management Agreement	Description as stated in the Cash Management Agreement if the Lockbox is Springing. NAP if Lockbox is not Springing.
117	Cash Management Triggers	Cash Management Agreement	Description of the Trigger Event as stated in the Cash Management Agreement.
118	Upfront RE Tax Reserve	Settlement Statement	Upfront RE Tax payment as listed in the Settlement Statement.
119	Monthly RE Tax Reserve	Schedule	Monthly RE Tax payment as stated in the Schedule.
120	Cut-off RE Tax Reserve	Schedule	Cut-off RE Tax Balance as stated in the Schedule.
121	Tax Reserve Cap	Loan Agreement	Tax Reserve Cap as stated in the Loan Agreement. NAP if no Tax Reserve Cap exists.
122	Terms/Description of Springing Tax Reserve (If applicable)	Loan Agreement	Terms applicable to the Tax Reserve or description of the Springing Tax Reserve as stated in the Loan Agreement. NAP if no term exists or if the Monthly RE Tax Reserve is not Springing.
123	Upfront Insurance Reserve	Settlement Statement	Upfront Insurance payment as listed in the Settlement Statement.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
124	Monthly Insurance Reserve	Schedule	Monthly Insurance payment as stated in the Schedule.
125	Cut-off Insurance Reserve	Schedule	Cut-off Insurance Balance as stated in the Schedule.
126	Terms/Description of Springing Insurance Reserve (If applicable)	Loan Agreement	Terms applicable to the Insurance Reserve or description of the Springing Insurance Reserve as stated in the Loan Agreement. NAP if no term exists or if the Monthly Insurance Reserve is not Springing.
127	Upfront Capex Reserve	Settlement Statement	Upfront Capex payment as listed in the Settlement Statement.
128	Monthly Capex Reserve	Schedule	Monthly Capex payment as stated in the Schedule.
129	Cut-off Capex Reserve	Schedule	Cut-off Capex Balance as stated in the Schedule.
130	Capex Reserve Cap	Loan Agreement	Capex Reserve Cap as stated in the Loan Agreement. NAP if no Capex Reserve Cap exists.
131	Terms/Description of Springing Replacement Reserve (If applicable)	Loan Agreement	Terms applicable to the Capex Reserve or description of the Springing Capex Reserve as stated in the Loan Agreement. NAP if no term exists or if the Monthly Capex Reserve is not Springing.
132	Upfront TI/LC Reserve	Settlement Statement	Upfront TI/LC payment as listed in the Settlement Statement.
133	Monthly TI/LC Reserve	Schedule	Monthly TI/LC payment as stated in the Schedule.
134	Cut-off TI/LC Reserve	Schedule	Cut-off TI/LC Balance as stated in the Schedule.
135	TI/LC Reserve Cap	Loan Agreement	TI/LC Reserve Cap as stated in the Loan Agreement. NAP if no TI/LC Reserve Cap exists.
136	Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement	Terms applicable to the TI/LC Reserve or description of the Springing TI/LC Reserve as stated in the Loan Agreement. NAP if no term exists or if the Monthly TI/LC Reserve is not Springing.
137	Upfront Debt Service Reserve	Settlement Statement	Upfront Debt Service payment as listed in the Settlement Statement.
138	Monthly Debt Service Reserve	Schedule	Monthly Debt Service payment as stated in the Schedule.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
139	Cut-off Debt Service Reserve	Schedule	Cut-off Debt Service Balance as stated in the Schedule.
140	Other Reserve Description	Loan Agreement	Description of Other Reserve as stated in the Loan Agreement.
141	Upfront Other Reserve	Settlement Statement	Upfront Other Reserve payment as listed in the Settlement Statement.
142	Monthly Other Reserve	Schedule	Monthly Other Reserve payment as stated in the Schedule.
143	Cut-off Other Reserve	Schedule	Cut-off Other Reserve Balance as stated in the Schedule.
144	Other Reserve Cap	Loan Agreement	Other Reserve Cap as stated in the Loan Agreement. NAP if no Other Reserve Cap exists.
145	Terms/Description of Springing Other Reserve (If applicable)	Loan Agreement	Terms applicable to Other Reserve or description of the Springing Other Reserve as stated in the Loan Agreement. NAP if no term exists or if the Monthly Other Reserve is not Springing.
146	Appraised Value ($)	Appraisal Report	The as-is appraised value stated in the Appraisal Report.
147	Appraisal Type	Appraisal Report	The appraisal type stated in the Appraisal Report.
148	Appraisal Terminal Cap Rate	Appraisal Report	The terminal cap rate stated in the Appraisal Report.
149	Appraised Value Date	Appraisal Report	The valuation date stated in the Appraisal Report.
150	Stabilized Appraised Value ($)	Appraisal Report	The stabilized appraised value stated in the Appraisal Report.
151	Stabilized Appraised Value Date	Appraisal Report	The future date as stated in the Appraisal Report when the property will reach stabilized occupancy.
152	Environmental Phase I Date	Environmental Report	The date of the report, as stated in the Environmental Report.
153	Phase II Recommended	Environmental Report	Yes: when a Phase II report was listed in the Follow Up Actions section of the Environmental Report. No: when the Follow Up Actions did not include a Phase II.
154	Environmental Phase II Date	Environmental Report	The date of the Phase II Environmental Report. NAP if no Phase II Environmental Report was in the Loan file.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
155	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.
156	Seismic Report Date	Seismic Report	The report date, as stated in the Seismic Report. NAP if no Seismic Report was in the Loan file.
157	PML or SEL (%)	Seismic Report	The 475 year PML as stated in the Seismic Report. NAP if no Seismic Report was in the Loan File.
158	Ownership Interest	Title Policy	The ownership interest as stated in Schedule A of the Title Policy.
159	Ground Lease Expiration	Ground Lease	Ground lease expiration date as found in the Ground Lease for leasehold ownership interests. NAP for Fee Simple ownership interests.
160	Ground Lease Extension Options	Ground Lease	Ground lease extension options as found in the Ground Lease for leasehold ownership interests. NAP for Fee Simple ownership interests.
161	Annual Ground Lease Payment	Ground Lease	Ground lease rent as found in the Ground Lease for leasehold ownership interests. NAP for Fee Simple ownership interests.
162	Ground Lease Escalation Terms	Ground Lease	Ground lease escalation terms as found in the Ground Lease for leasehold ownership interests. NAP for Fee Simple ownership interests.
163	Largest Tenant	Rent Roll	Name of the Largest Tenant occupying the property as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Largest Tenant.
164	Largest Tenant Sq Ft	Rent Roll	Amount of sq ft occupied by the Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Largest Tenant.
165	Largest Tenant % of Total SF	Calculation

Calculation in which the sq ft occupied by the Largest Tenant is divided by the property’s Units, Pads, Rooms, Sq. Ft value.

NAP for Hotel and Multifamily properties or if there is not a Largest Tenant.

166	Largest Tenant Lease Expiration	Rent Roll	Lease expiration date for the Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Largest Tenant.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
167	Second Largest Tenant	Rent Roll	Name of the Second Largest Tenant occupying the property as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Second Largest Tenant.
168	Second Largest Tenant Sq Ft	Rent Roll	Amount of sq ft occupied by the Second Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Second Largest Tenant.
169	Second Largest Tenant % of Total SF	Calculation

Calculation in which the sq ft occupied by the Second Largest Tenant is divided by the property’s Units, Pads, Rooms, Sq. Ft value.

NAP for Hotel and Multifamily properties or if there is not a Second Largest Tenant.

170	Second Largest Tenant Lease Expiration	Rent Roll	Lease expiration date for the Second Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Second Largest Tenant.
171	Third Largest Tenant	Rent Roll	Name of the Third Largest Tenant occupying the property as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Third Largest Tenant.
172	Third Largest Tenant Sq Ft	Rent Roll	Amount of sq ft occupied by the Third Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Third Largest Tenant.
173	Third Largest Tenant % of Total SF	Calculation

Calculation in which the sq ft occupied by the Third Largest Tenant is divided by the property’s Units, Pads, Rooms, Sq. Ft value.

NAP for Hotel and Multifamily properties or if there is not a Third Largest Tenant.

174	Third Largest Tenant Lease Expiration	Rent Roll	Lease expiration date for the Third Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Third Largest Tenant.
175	Fourth Largest Tenant	Rent Roll	Name of the Fourth Largest Tenant occupying the property as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Fourth Largest Tenant.
176	Fourth Largest Tenant Sq Ft	Rent Roll	Amount of sq ft occupied by the Fourth Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Fourth Largest Tenant.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
177	Fourth Largest Tenant % of Total SF	Calculation

Calculation in which the sq ft occupied by the Fourth Largest Tenant is divided by the property’s Units, Pads, Rooms, Sq. Ft value.

NAP for Hotel and Multifamily properties or if there is not a Fourth Largest Tenant.

178	Fourth Largest Tenant Lease Expiration	Rent Roll	Lease expiration date for the Fourth Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Fourth Largest Tenant.
179	Fifth Largest Tenant	Rent Roll	Name of the Fifth Largest Tenant occupying the property as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Fifth Largest Tenant.
180	Fifth Largest Tenant Sq Ft	Rent Roll	Amount of sq ft occupied by the Fifth Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Fifth Largest Tenant.
181	Fifth Largest Tenant % of Total SF	Calculation

Calculation in which the sq ft occupied by the Fifth Largest Tenant is divided by the property’s Units, Pads, Rooms, Sq. Ft value.

NAP for Hotel and Multifamily properties or if there is not a Fifth Largest Tenant.

182	Fifth Largest Tenant Lease Expiration	Rent Roll	Lease expiration date for the Fifth Largest Tenant as found in the Rent Roll. NAP for Hotel and Multifamily properties or if there is not a Fifth Largest Tenant.
183	2012 Occupancy %	U/W Cash Flows	For Hotel properties, the occupancy percentage for 2012. NAP for all other properties.
184	2012 ADR	U/W Cash Flows	For Hotel properties, the Average Daily Rate for 2012. NAP for all other properties.
185	2012 RevPAR	U/W Cash Flows	For Hotel properties, the Revenue per available room for 2012. NAP for all other properties.
186	2013 Occupancy %	U/W Cash Flows	For Hotel properties, the occupancy percentage for 2013. NAP for all other properties.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
187	2013 ADR	U/W Cash Flows	For Hotel properties, the Average Daily Rate for 2013. NAP for all other properties.
188	2013 RevPAR	U/W Cash Flows	For Hotel properties, the Revenue per available room for 2013. NAP for all other properties.
189	2014 Occupancy %	U/W Cash Flows	For Hotel properties, the occupancy percentage for 2014. NAP for all other properties.
190	2014 ADR	U/W Cash Flows	For Hotel properties, the Average Daily Rate for 2014. NAP for all other properties.
191	2014 RevPAR	U/W Cash Flows	For Hotel properties, the Revenue per available room for 2014. NAP for all other properties.
192	Most Recent Occupancy % (Hotel Only)	U/W Cash Flows	For Hotel properties, the most recent occupancy percentage. NAP for all other properties.
193	Most Recent ADR	U/W Cash Flows	For Hotel properties, the most recent Average Daily Rate. NAP for all other properties.
194	Most Recent RevPAR	U/W Cash Flows	For Hotel properties, the most recent Revenue per available room. NAP for all other properties.
195	Stabilized Underwritten Occupancy %	U/W Cash Flows	For Hotel properties, the underwritten occupancy percentage. NAP for all other properties.
196	Stabilized Underwritten ADR	U/W Cash Flows	For Hotel properties, the underwritten Average Daily Rate. NAP for all other properties.
197	Stabilized Underwritten RevPAR	U/W Cash Flows	For Hotel properties, the underwritten Revenue per available room. NAP for all other properties.
198	2012 Revenues	U/W Cash Flows	Revenues for the year 2012.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
199	2012 Total Expenses	U/W Cash Flows	Total Expenses for the year 2012.
200	2012 NOI	U/W Cash Flows	NOI for the year 2012.
201	2012 NCF (Hotel Only)	U/W Cash Flows	For Hotel properties, NCF for the year 2012. NAP for all other properties.
202	2013 Revenues	U/W Cash Flows	Revenues for the year 2013.
203	2013 Total Expenses	U/W Cash Flows	Total Expenses for the year 2013.
204	2013 NOI	U/W Cash Flows	NOI for the year 2013.
205	2013 NCF (Hotel Only)	U/W Cash Flows	For Hotel properties, NCF for the year 2013. NAP for all other properties.
206	2014 Revenues	U/W Cash Flows	Revenues for the year 2014.
207	2014 Total Expenses	U/W Cash Flows	Total Expenses for the year 2014.
208	2014 NOI	U/W Cash Flows	NOI for the year 2014.
209	2014 NCF (Hotel Only)	U/W Cash Flows	For Hotel properties, NCF for the year 2014. NAP for all other properties.
210	Most Recent Revenues	U/W Cash Flows	The most recent Total Revenues from the U/W Cash Flows document.
211	Most Recent Total Expenses	U/W Cash Flows	The most recent Total Expenses from the U/W Cash Flows document.
212	Most Recent NOI	U/W Cash Flows	The most recent Net Operating Income from the U/W Cash Flows document.
213	Most Recent NOI Date	U/W Cash Flows	The date of the most recent Net Operating Income from the U/W Cash Flows document.
214	Most Recent NCF (Hotel Only)	U/W Cash Flows	For Hotel properties, the most recent Net Cash Flow from the U/W Cash Flows document. NAP for all other properties.
215	Stabilized Underwritten EGI ($)	U/W Cash Flows	The Stabilized underwritten Effective Gross Income.
216	Stabilized Underwritten Expenses ($)	U/W Cash Flows	The Stabilized underwritten Total Expenses.
217	Stabilized Underwritten NOI ($)	U/W Cash Flows	The Stabilized underwritten Net Operating Income.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
218	Stabilized Underwritten Replacement / FF&E ($)	U/W Cash Flows	The Stabilized underwritten Replacement / FF&E Expenses.
219	Stabilized Underwritten TI/LC ($)	U/W Cash Flows	The Stabilized underwritten TI/LC Expenses.
220	Stabilized Underwritten Net Cash Flow ($)	U/W Cash Flows	The Stabilized underwritten Net Cash Flows.
221	Stabilized Underwritten Economic Occupancy	U/W Cash Flows	The Stabilized underwritten occupancy at the property.
222	Annual Total Debt Debt Service	Calculation	Calculation in which the Total Debt Interest Rate was multiplied by the Total Debt Cut-off Balance, scaled on a 365/360 basis.
223	Monthly Total Debt Debt Service	Calculation	Calculation in which the Annual Total Debt Debt Service was divided by twelve.
224	Annual Whole Loan Debt Service	Calculation	Calculation in which the Whole Loan Interest Rate was multiplied by the Whole Loan Cut-off Balance, scaled on a 365/360 basis.
225	Monthly Whole Loan Debt Service	Calculation	Calculation in which the Annual Whole Loan Debt Service was divided by twelve.
226	Annual Trust Asset Debt Service	Calculation	Calculation in which the Trust Asset Interest Rate was multiplied by the Trust Asset Cut-off Balance, scaled on a 365/360 basis.
227	Monthly Trust Asset Debt Service	Calculation	Calculation in which the Annual Trust Asset Debt Service was divided by twelve.
228	Annual Total Debt Debt Service Stabilized	Calculation	Calculation in which the Total Debt Interest Rate was multiplied by the sum of the Total Debt Cut-off Balance and the Future Funding Cut-off Balance, scaled on a 365/360 basis.
229	Annual Whole Loan Debt Service Stabilized	Calculation	Calculation in which the Whole Loan Interest Rate was multiplied by the sum of the Whole Loan Cut-off Balance and the Future Funding Cut-off Balance, scaled on a 365/360 basis.
230	Annual Trust Asset Debt Service Stabilized	Calculation	Calculation in which the Trust Asset Interest Rate was multiplied by the Trust Asset Cut-off Balance, scaled on a 365/360 basis.
231	Annual Total Debt Debt Service (at LIBOR Cap)	Calculation	Calculation in which the Total Debt Interest Rate (At LIBOR Cap) was multiplied by the Total Debt Cut-off Balance, scaled on a 365/360 basis. NAP if there was no Assignment of Rate Cap Agreement.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
232	Monthly Total Debt Debt Service (at LIBOR Cap)	Calculation	Calculation in which the Annual Total Debt Debt Service (at LIBOR Cap) was divided by twelve. NAP if there was no Assignment of Rate Cap Agreement.
233	Annual Whole Loan Debt Service (at LIBOR Cap)	Calculation	Calculation in which the Whole Loan Interest Rate (At LIBOR Cap) was multiplied by the Whole Loan Cut-off Balance, scaled on a 365/360 basis. NAP if there was no Assignment of Rate Cap Agreement.
234	Monthly Whole Loan Debt Service (at LIBOR Cap)	Calculation	Calculation in which the Annual Whole Loan Debt Service (at LIBOR Cap) was divided by twelve. NAP if there was no Assignment of Rate Cap Agreement.
235	Annual Trust Asset Debt Service (at LIBOR Cap)	Calculation	Calculation in which the Trust Asset Interest Rate (At LIBOR Cap) was multiplied by the Trust Asset Cut-off Balance, scaled on a 365/360 basis. NAP if there was no Assignment of Rate Cap Agreement.
236	Monthly Trust Asset Debt Service (at LIBOR Cap)	Calculation	Calculation in which the Annual Trust Asset Debt Service (at LIBOR Cap) was divided by twelve. NAP if there was no Assignment of Rate Cap Agreement.
237	Trust Asset NOI DSCR	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the sum of the corresponding Annual Trust Asset Debt Service payment plus the Pari Passu Debt Service payment.
238	Trust Asset NCF DSCR	Calculation

For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the sum of the corresponding Annual Trust Asset Debt Service payment plus the Pari Passu Debt Service payment.

NAP for all other properties.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
239	Trust Asset UW NOI DSCR	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NOI was divided by the sum of the corresponding Annual Trust Asset Debt Service payment plus the Pari Passu Debt Service payment.
240	Trust Asset UW NCF DSCR	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NCF was divided by the sum of the corresponding Annual Trust Asset Debt Service payment plus the Pari Passu Debt Service payment.
241	Trust Asset NOI DSCR at LIBOR Cap	Calculation

Calculation in which the respective Loan’s Most Recent NOI was divided by the sum of the corresponding Annual Trust Asset Debt Service payment plus the Pari Passu Debt Service payment.

NAP if there was no Assignment of Rate Cap Agreement.

242	Trust Asset NCF DSCR at LIBOR Cap	Calculation

For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the sum of the corresponding Annual Trust Asset Debt Service payment plus the Pari Passu Debt Service payment.

NAP if there was no Assignment of Rate Cap Agreement and for all other properties.

243	Whole Loan NOI DSCR	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the corresponding Annual Whole Loan Debt Service payment.
244	Whole Loan NCF DSCR	Calculation	For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the corresponding Annual Whole Loan Debt Service payment. NAP for all other properties.
245	Whole Loan UW NOI DSCR	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NOI was divided by the corresponding Annual Whole Loan Debt Service payment.
246	Whole Loan UW NCF DSCR	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NCF was divided by the corresponding Annual Whole Loan Debt Service payment.
247	Whole Loan NOI DSCR at LIBOR Cap	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the corresponding Annual Whole Loan Debt Service payment. NAP if there was no Assignment of Rate Cap Agreement.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
248	Whole Loan NCF DSCR at LIBOR Cap	Calculation

For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the corresponding Annual Whole Loan Debt Service payment.

NAP if there was no Assignment of Rate Cap Agreement and for all other properties.

249	Total Debt NOI DSCR	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the corresponding Annual Total Debt Debt Service payment.
250	Total Debt NCF DSCR	Calculation	For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the corresponding Annual Total Debt Debt Service payment. NAP for all other properties.
251	Total Debt UW NOI DSCR	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NOI was divided by the corresponding Annual Total Debt Debt Service payment.
252	Total Debt UW NCF DSCR	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NCF was divided by the corresponding Annual Total Debt Debt Service payment.
253	Total Debt NOI DSCR at LIBOR Cap	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the corresponding Annual Total Debt Debt Service payment. NAP if there was no Assignment of Rate Cap Agreement.
254	Total Debt NCF DSCR at LIBOR Cap	Calculation

For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the corresponding Annual Total Debt Debt Service payment.

NAP if there was no Assignment of Rate Cap Agreement and for all other properties.

255	Cut-off Date Trust Asset LTV	Calculation	Calculation in which the sum of the respective Loan’s Trust Asset Cut-off Balance and Pari Passu Cut-off Balance was divided by the corresponding Appraised Value ($).
256	Maturity Trust Asset LTV	Calculation	Calculation in which the sum of the respective Loan’s Trust Asset Final Maturity Balance and Pari Passu Final Maturity Balance was divided by the corresponding Stabilized Appraised Value ($).
257	Cut-off Date Whole Loan LTV	Calculation	Calculation in which the respective Loan’s Whole Loan Cut-off Balance was divided by the corresponding Appraised Value ($).

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
258	Maturity Whole Loan LTV	Calculation	Calculation in which the respective Loan’s Whole Loan Final Maturity Balance was divided by the corresponding Stabilized Appraised Value ($).
259	Cut-off Date Total Debt LTV	Calculation	Calculation in which the respective Loan’s Total Debt Cut-off Balance was divided by the corresponding Appraised Value ($).
260	Maturity Total Debt LTV	Calculation	Calculation in which the respective Loan’s Total Debt Final Maturity Balance was divided by the corresponding Stabilized Appraised Value ($).
261	Trust Asset NOI DY	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the sum of the Trust Asset Cut-off Balance and Pari Passu Cut-off Balance.
262	Trust Asset NCF DY	Calculation	For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the sum of the Trust Asset Cut-off Balance and Pari Passu Cut-off Balance. NAP for all other properties.
263	Whole Loan NOI DY	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the corresponding Whole Loan Cut-off Balance.
264	Whole Loan NCF DY	Calculation	For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the corresponding Whole Loan Cut-off Balance. NAP for all other properties.
265	Total Debt NOI DY	Calculation	Calculation in which the respective Loan’s Most Recent NOI was divided by the corresponding Total Debt Cut-off Balance.
266	Total Debt NCF DY	Calculation	For Hotel properties, calculation in which the respective Loan’s Most Recent NCF was divided by the corresponding Total Debt Cut-off Balance. NAP for all other properties.
267	Trust Asset UW NOI DY	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NOI was divided by the sum of the Trust Asset Cut-off Balance, Pari Passu Cut-off Balance and Future Funding Cut-off Balance.
268	Trust Asset UW NCF DY	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NCF was divided by the sum of the Trust Asset Cut-off Balance, Pari Passu Cut-off Balance and Future Funding Cut-off Balance.
269	Whole Loan UW NOI DY	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NOI was divided by the sum of the Whole Loan Cut-off Balance and Future Funding Cut-off Balance.

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#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
270	Whole Loan UW NCF DY	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NCF was divided by the sum of the Whole Loan Cut-off Balance and Future Funding Cut-off Balance.
271	Total Debt UW NOI DY	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NOI was divided by the sum of the Total Debt Cut-off Balance and Future Funding Cut-off Balance.
272	Total Debt UW NCF DY	Calculation	Calculation in which the respective Loan’s Stabilized underwritten NCF was divided by the sum of the Total Debt Cut-off Balance and Future Funding Cut-off Balance.
273	Borrower Name	Loan Agreement	The Borrower as defined in the Loan Agreement.
274	Recourse Guarantor	Loan Agreement, Guaranty Agreement	The Guarantor as defined in the Loan Agreement or Guaranty Agreement.
275	Property Management Company	Loan Agreement	The Property Management Company as defined in the Loan Agreement.
276	Loan Purpose	Settlement Statement	Refinance or Acquisition as stated in the Settlement Statement.
277	Trust Asset Stabilized LTV	Calculation	Calculation in which the sum of the respective Trust Asset Cut-off Balance, Pari Passu Cut-off Balance and Future Funding Cut-off Balance was divided by the corresponding Stabilized Appraised Value ($).
278	Whole Loan Stabilized LTV	Calculation	Calculation in which the sum of the respective Whole Loan Cut-off Balance and the Future Funding Cut-off Balance was divided by the corresponding Stabilized Appraised Value ($).

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NorthStar 2015-1 Commercial Real Estate Securities Specified Attributes Provided by the Company	EXHIBIT B

Specified Attributes Provided by the Company

Below is a list of the Specified Attributes (by Underlying Asset) provided to us by the Company. These Specified Attributes were not compared to source documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute	Underlying Asset(s)
1	NorthStar Property Number	All
2	Property Name	All
3	Cut-off Date	All
4	Assumed LIBOR	All
5	Mortgage Loan Seller	All

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NorthStar 2015-1 Commercial Real Estate Securities Inputs, assumptions and methodologies provided by the Company	EXHIBIT C

Inputs, assumptions and methodologies provided by the Company:

•	Cut-off Date of November 30, 2015 (with respect to each Loan Interest) and December 21, 2015 (with respect to the identification of mortgaged properties collateralizing the Loans),
•	Libor of 25 bps,
•	With respect to the underlying Loan identified as “Hendon Retail Portfolio”:
o	The Trust Asset Debt Service Coverage Ratio was calculated as the Most Recent NOI or Most Recent NCF, as applicable, divided by the Annual Trust Asset Debt Service, scaled by 365/360. The denominator has been grossed up to include the Pari Passu Cut-off Balance of $91,326,471 held outside of the Trust that accrues interest at a rate of LIBOR plus 6.20%, with a LIBOR Floor of 0.25%.
o	The Trust Asset Underwritten Debt Service Coverage Ratio was calculated as the Stabilized Underwritten NOI ($) or Stabilized Underwritten NCF ($), as applicable, divided by the Annual Trust Asset Debt Service, scaled by 365/360. The denominator has been grossed up to include the aforementioned Pari Passu Cut-off Balance of $91,326,471 held outside of the Trust.
o	The Cut-off Date Trust Asset Loan-to-Value was calculated as the Trust Asset Cut-off Balance divided by the Appraised Value ($). The numerator has been grossed up to include the aforementioned Pari Passu Cut-off Balance of $91,326,471 held outside of the Trust.
o	The Maturity Trust Asset Loan-to-Value was calculated as the Trust Asset Final Maturity Balance divided by the Stabilized Appraised Value ($). The numerator has been grossed up to include the aforementioned Pari Passu Cut-off Balance of $91,326,471 held outside of the Trust.
o	The Trust Asset Debt Yield was calculated as the Most Recent NOI or Most Recent NCF, as applicable, divided by the Trust Asset Cut-off Balance. The denominator has been grossed up to include the aforementioned Pari Passu Cut-off Balance of $91,326,471 held outside of the Trust.
o	The Trust Asset Underwritten Debt Yield was calculated as the Stabilized Underwritten NOI ($) or Stabilized Underwritten NCF ($), as applicable, divided by the Trust Asset Cut-off Balance. The denominator has been grossed up to include the aforementioned Pari Passu Cut-off Balance of $91,326,471 held outside of the Trust.
•	With respect to the underlying Loans identified as “Barton Ridge”, “Marina Village” and “O’Hare Plaza I & II”:
o	The Trust Asset Underwritten Debt Service Coverage Ratios were calculated as the Stabilized Underwritten NOI ($) or Stabilized Underwritten NCF ($), as applicable, divided by the Annual Trust Asset Debt Service, scaled by 365/360. It should be noted that the denominators have been grossed up by any related Pari Passu Loan Amounts held outside of the Trust.
o	The Maturity Trust Asset Loan-to-Values were calculated as the Trust Asset Final Maturity Balance divided by the Stabilized Appraised Value ($). It should be noted that the numerators have been grossed up by any related Pari Passu Loan Amounts held outside of the Trust.
o	The Trust Asset Underwritten Debt Yields were calculated as the Stabilized Underwritten NOI ($) or Stabilized Underwritten NCF ($), as applicable, divided by the Trust Asset Cut-off Balance. It should be noted that the denominators have been grossed up by any related Pari Passu Loan Amounts held outside of the Trust.
•	With respect to the underlying Loan identified as “Barton Ridge”, the Mezzanine tranche accrued interest at a fixed rate of 12.00%. As such, the calculation of the Total Debt Interest Rate (7.67%) was determined by weighting the Mezzanine Interest Rate (12.00%) and the Whole Loan Interest Rate (5.25%) by their respective Balances.

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